ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 5. ACCRUED LIABILITIES

As of September 30, 2025 and December 31, 2024, the accrued liabilities of the Company consisted of the following:

	September 30, 2025	December 31, 2024
Product development	$ 25,058	$ 350,421
Professional fees	191,446	103,968
Accrued franchise taxes	3,823	261,100
Other	1,851	19,609
Total accrued liabilities	$ 222,178	$ 735,098

NOTE 6. ACCRUED LIABILITIES

As of December 31, 2024 and December 31, 2023, the accrued liabilities of the Company consisted of the following:

	December 31, 2024	December 31, 2023
Product development	$332,421	$139,981
Accrued salaries, wages, and bonuses	1,327	8,889
Professional fees	103,968	584,810
Accrued restructuring costs	—	301,645
Accrued franchise taxes	261,100	22,318
Patent costs	18,000	18,000
Other	15,194	—
Total accrued expenses	$732,010	$1,075,643